Supplement dated June 11, 2026 to the Fund’s Prospectus and Statement of Additional Information

(“SAI”), each dated May 7, 2026, as may be revised or supplemented from time to time.

LOOMIS SAYLES CREDIT INCOME OPPORTUNITIES FUND

(the “Fund”)

Effective June 30, 2026, Christopher J. Romanelli will join the portfolio management team of the Loomis Sayles Credit Income Opportunities Fund.

Matthew J. Eagan, Peter S. Sheehan, and Eric Williams will remain as portfolio managers of the Loomis Sayles Credit Income Opportunities Fund.

Accordingly, effective June 30, 2026, the subsection “Portfolio Managers” under the section “Management of the Fund” in the Prospectus is revised to include the following:

Christopher J. Romanelli, CFA® has served as a portfolio manager of the Fund since 2026. Mr. Romanelli, Portfolio Manager of Loomis Sayles, began his investment career in 2005 and joined Loomis Sayles in 2010. He received a B.S. from Gordon College, and an M.S. from Boston University. Mr. Romanelli has over 21 years of investment experience.

Effective June 30, 2026, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is revised to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by the portfolio managers as of April 30, 2026:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Matthew J. Eagan	21	$39.5 billion	0	$0	35	$14.0 billion	0	$0	97	$32.2 billion	3	$354.2 million
Christopher Romanelli	1	$81.6 million	0	$0	1	$72.5 million	0	$0	2	$857.0 million	0	$0
Peter S. Sheehan	6	$1.2 billion	0	$0	19	$1.4 billion	0	$0	34	$6.0 billion	3	$354.2 million
Eric Williams	5	$1.2 billion	0	$0	19	$1.4 billion	0	$0	28	$5.7 billion	3	$354.2 million